Note 12 - Voyage Expenses, Net and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Vessel Voyage and Operating Expenses [Text Block]
12.	Voyage Expenses, net and Vessel Operating Expenses

These consist of:

	Year ended December 31,
	2021	2022	2023
Voyage expenses, net
Port charges and canal dues	209,405	478,205	1,261,245
Bunkers consumption (including gain on bunkers)	(965,403)	(2,503,325)	2,731,786
Total	(755,998)	(2,025,120)	3,993,031

Vessel operating expenses
Crew wages and related costs	8,046,730	10,906,231	11,032,888
Insurance	1,300,050	1,895,004	2,060,324
Repairs and maintenance	397,551	640,672	1,149,488
Lubricants	866,772	1,195,526	1,286,046
Spares and consumable stores	2,055,920	3,367,528	3,496,958
Professional and legal fees	369,758	498,687	794,269
Other	528,311	830,250	938,735
Total	13,565,092	19,333,898	20,758,708